Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Aug. 31, 2018
Quarterly Financial Data Unaudited
Schedule of quarterly financial information
	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Revenue	$-	$-	$-	$-	$-
Net loss	(2,699,153)	(1,489,463)	(1,444,896)	(1,221,035)	(6,854,547)
Basic and diluted loss per share	$(0.08)	$(0.04)	$(0.04)	$(0.03)	$(0.19)

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Revenue	$-	$-	$-	$-	$-
Net loss	(1,722,529)	(1,286,271)	(1,202,337)	(1,142,288)	(5,353,425)
Basic and diluted loss per share	$(0.06)	$(0.04)	$(0.04)	$(0.03)	$(0.17)